INFORMATION ABOUT COMPONENTS OF EQUITY - Capital issued (Details)	Mar. 14, 2019 USD ($)
Bioceres LLC
Capital issued
Number of instruments or interests issued or issuable	27,116,174
Bioceres Semillas
Capital issued
Number of instruments or interests issued or issuable	119,443
Original founders of Union | Founder Shares | Bioceres LLC
Capital issued
Number of instruments or interests issued or issuable	862,500